Leases - Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating leases
2023	$ 50,638
2024	46,401
2025	12,605
2026	8,099
2027	8,131
Thereafter	25,580
Total lease payments	151,454
Less imputed interest	(16,239)
Present value of lease liabilities	135,215	$ 173,595
Finance leases
2023	12,361
2024	12,361
2025	12,361
2026	12,361
2027	12,361
Thereafter	173,482
Total lease payments	235,287
Less imputed interest	(98,127)
Present value of lease liabilities	$ 137,160	$ 140,500